Condensed Interim Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities
Net loss for the period	$ (2,701)	$ (1,422)	$ (6,356)	$ (2,823)
Items not affecting cash and cash equivalents:
Depreciation and amortization	287	377	612	736
Share-based compensation costs	(85)	13	(79)	27
Employee future benefits	117	43	203	43
Amortization of deferred revenues	(89)		(114)
Change in fair value of warrant and DSU liabilities	331	(1,755)	361	(1,755)
Other non-cash items	118	11	144	11
Income tax recovery		(474)		(886)
Changes in operating assets and liabilities (note 11)	(2,425)	1,818	(1,098)	857
Net cash used in operating activities	(4,447)	(1,389)	(6,327)	(3,790)
Cash flows from financing activities
Payments on DSU’s	(42)		(42)
Payments on lease liabilities	(65)	(126)	(265)	(198)
Net cash used in financing activities	(107)	(126)	(307)	(198)
Cash flows from investing activities
Acquisition of Aeterna Zentaris Inc.		26,037		26,037
Purchase of property and equipment	(49)	(157)	(664)	(721)
Proceeds on disposal of property and equipment	1		5
Changes in restricted cash equivalents			(4)
Net cash provided by (used in) investing activities	(48)	25,880	(663)	25,316
Effect of exchange rate changes on cash and cash equivalents	177	(67)	237	(202)
Net change in cash and cash equivalents	(4,425)	24,298	(7,060)	21,126
Cash and cash equivalents – Beginning of period	13,758	3,506	16,393	6,678
Cash and cash equivalents – End of period	$ 9,333	$ 27,804	$ 9,333	$ 27,804